UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.91%

Aerospace & Defense 1.15%

Rockwell Collins, Inc.	455,000	$29,498

Airlines 1.07%

Delta Air Lines, Inc.*	750,200	7,352
Southwest Airlines Co.	1,600,000	20,208

Total		27,560

Auto Components 0.70%

Gentex Corp.	198,000	5,990
Lear Corp.	243,372	11,894

Total		17,884

Capital Markets 4.67%

Affiliated Managers Group, Inc.*	240,000	26,249
Invesco Ltd.	1,038,100	26,534
Lazard Ltd. Class A	1,271,067	52,851
LPL Investment Holdings, Inc.*	400,000	14,324

Total		119,958

Chemicals 4.52%

Air Products & Chemicals, Inc.	200,000	18,036
Ashland, Inc.	445,800	25,749
Celanese Corp. Series A	159,900	7,095
Eastman Chemical Co.	226,576	22,504
Huntsman Corp.	785,500	13,652
LyondellBasell Industries NV Class A (Netherlands)*(a)	503,700	19,921
Olin Corp.	396,368	9,085

Total		116,042

Commercial Banks 9.44%

City National Corp.	624,383	35,621
Comerica, Inc.	707,700	25,987
Commerce Bancshares, Inc.	475,000	19,209
Cullen/Frost Bankers, Inc.	410,000	24,198
Hancock Holding Co.	574,307	18,860
KeyCorp	2,754,100	24,456
M&T Bank Corp.	270,000	23,887
Signature Bank*	428,428	24,163
TCF Financial Corp.	1,847,239	29,297
UMB Financial Corp.	231,468	8,646
Zions Bancorporation	342,800	7,905

Total		242,229

Commercial Services & Supplies 1.08%

Republic Services, Inc.	921,600	27,685

Computers & Peripherals 0.71%

Diebold, Inc.	513,700	18,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 0.71%

Jacobs Engineering Group, Inc.*	355,500	$18,283

Containers & Packaging 2.20%

Ball Corp.	284,000	10,181
Greif, Inc. Class A	415,000	27,145
Temple-Inland, Inc.	820,100	19,190

Total		56,516

Diversified Financial Services 0.56%

CIT Group, Inc.*	340,000	14,467

Diversified Telecommunication Services 0.95%

CenturyLink, Inc.	585,000	24,307

Electric: Utilities 1.04%

Northeast Utilities	381,000	13,183
PPL Corp.	531,900	13,457

Total		26,640

Electrical Equipment 1.33%

AMETEK, Inc.	299,092	13,121
General Cable Corp.*	485,000	21,001

Total		34,122

Electronic Equipment, Instruments & Components 0.87%

FLIR Systems, Inc.	109,707	3,797
TE Connectivity Ltd. (Switzerland)(a)	533,200	18,566

Total		22,363

Energy Equipment & Services 4.88%

GulfMark Offshore, Inc. Class A*	132,320	5,890
Halliburton Co.	511,000	25,468
Helmerich & Payne, Inc.	182,000	12,502
Pride International, Inc.*	360,100	15,466
Superior Energy Services, Inc.*	520,000	21,320
Tidewater, Inc.	210,900	12,622
Weatherford International Ltd. (Switzerland)*(a)	1,412,700	31,927

Total		125,195

Food Products 1.98%

Bunge Ltd.	704,600	50,964

Gas Utilities 0.38%

Questar Corp.	554,600	9,678

Health Care Equipment & Supplies 3.75%

Beckman Coulter, Inc.	114,200	9,487
Cooper Cos., Inc. (The)	165,000	11,459
Kinetic Concepts, Inc.*	646,600	35,188
St. Jude Medical, Inc.	334,638	17,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Zimmer Holdings, Inc.*	378,300	$22,898

Total		96,186

Health Care Providers & Services 4.56%

AmerisourceBergen Corp.	213,700	8,454
Coventry Health Care, Inc.*	516,100	16,458
HCA Holdings, Inc.*	324,922	11,005
HealthSouth Corp.*	672,600	16,802
Humana, Inc.*	253,600	17,737
McKesson Corp.	328,750	25,988
Patterson Cos., Inc.	280,200	9,020
Universal Health Services, Inc. Class B	235,156	11,619

Total		117,083

Hotels, Restaurants & Leisure 0.18%

Marriott International, Inc. Class A	131,064	4,663

Household Durables 1.90%

Fortune Brands, Inc.	446,600	27,640
Tupperware Brands Corp.	352,991	21,077

Total		48,717

Industrial Conglomerates 0.59%

Tyco International Ltd. (Switzerland)(a)	339,350	15,193

Information Technology Services 3.66%

Fiserv, Inc.*	765,000	47,981
VeriFone Systems, Inc.*	285,070	15,665
Western Union Co. (The)	1,457,510	30,272

Total		93,918

Insurance 3.47%

ACE Ltd. (Switzerland)(a)	239,000	15,463
Aon Corp.	572,000	30,293
Markel Corp.*	22,500	9,325
PartnerRe Ltd.	430,400	34,105

Total		89,186

Machinery 9.10%

Dover Corp.	410,609	26,993
Eaton Corp.	518,514	28,746
Ingersoll-Rand plc (Ireland)(a)	592,800	28,638
Kennametal, Inc.	515,641	20,110
Oshkosh Corp.*	523,450	18,520
Pall Corp.	432,123	24,895
Parker Hannifin Corp.	229,392	21,719
Trinity Industries, Inc.	1,078,877	39,562
WABCO Holdings, Inc.*	395,000	24,348

Total		233,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2011

Investments	Shares	Fair Value (000)
Media 6.46%

Interpublic Group of Cos., Inc. (The)	6,405,700	$80,520
Meredith Corp.	653,000	22,150
Omnicom Group, Inc.	1,285,000	63,042

Total		165,712

Metals & Mining 3.85%

Agnico-Eagle Mines Ltd. (Canada)(a)	269,300	17,868
IAMGOLD Corp. (Canada)(a)	1,314,500	28,945
Reliance Steel & Aluminum Co.	591,167	34,158
Royal Gold, Inc.	158,615	8,311
Worthington Industries, Inc.	451,899	9,454

Total		98,736

Multi-Line Retail 0.80%

Macy’s, Inc.	849,000	20,597

Multi-Utilities 0.95%

CMS Energy Corp.	1,241,700	24,387

Oil, Gas & Consumable Fuels 7.64%

Cabot Oil & Gas Corp.	250,000	13,243
El Paso Corp.	2,919,435	52,550
EQT Corp.	912,209	45,519
Forest Oil Corp.*	42,641	1,613
Murphy Oil Corp.	216,900	15,925
QEP Resources, Inc.	970,400	39,340
Range Resources Corp.	476,195	27,838

Total		196,028

Pharmaceuticals 4.14%

Mylan, Inc.*	2,267,500	51,404
Par Pharmaceutical Cos., Inc.*	313,600	9,747
Warner Chilcott plc Class A (Ireland)(a)	1,148,300	26,732
Watson Pharmaceuticals, Inc.*	330,000	18,483

Total		106,366

Real Estate Investment Trusts 0.60%

Alexandria Real Estate Equities, Inc.	197,300	15,383

Road & Rail 0.64%

Kansas City Southern*	300,000	16,335

Semiconductors & Semiconductor Equipment 1.35%

Analog Devices, Inc.	210,000	8,270
Micron Technology, Inc.*	2,303,400	26,397

Total		34,667

Software 1.84%

Adobe Systems, Inc.*	836,262	27,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2011

Investments	Shares	Fair Value (000)
Software (continued)

Intuit, Inc.*	367,200	$19,498

Total		47,228

Specialty Retail 2.83%

Guess?, Inc.	456,772	17,974
PetSmart, Inc.	495,200	20,278
Pier 1 Imports, Inc.*	3,382,454	34,332

Total		72,584

Textiles, Apparel & Luxury Goods 0.36%

VF Corp.	93,335	9,196

Total Common Stocks (cost $1,765,891,217)		2,487,303

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.60%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, 0.04% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $67,660,000 of U.S. Treasury Note at 0.875% due 5/31/2011; value: $68,082,875; proceeds: $66,743,688 (cost $66,743,669)	$66,744	66,744

Total Investments in Securities 99.51% (cost $1,832,634,886)		2,554,047

Other Assets in Excess of Liabilities 0.49%		12,596

Net Assets 100.00%		$2,566,643

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,487,303	$—	$—	$2,487,303
Repurchase Agreement	—	66,744	—	66,744

Total	$2,487,303	$66,744	$—	$2,554,047

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of March 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,833,370,993
Gross unrealized gain	725,132,002
Gross unrealized loss	(4,455,808)

Net unrealized security gain	$720,676,194

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011